Income taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income taxes
15. Income taxes
The Company did not recognize any current income tax expense for the year ended December 31, 2020 (2019 – $22; 2018 – $678) and did not recognize any deferred income tax expense for the year ended December 31, 2020 (2019 – $123, 2018 – $219).
As at December 31, 2020 and 2019, deferred tax assets have not been recognized with respect to the following table. The scientific research and experimental development deferred tax assets expire between 2025 and 2028.

As at December 31	2020	2019
Deferred tax assets
Scientific research and experimental development	$3,358	$2,640
Non-capital losses	2,356	207
Other	595	1,781
Investment in Sensible	—	855
Holdback receivable	—	688

Total deferred tax assets	$6,309	$6,171

The reconciliation of the Canadian statutory rate to the income tax rate applied to the net (loss) income for the years ended December 31, 2020, 2019 and 2018 to the income tax expense is as follows:

Year ended December 31	2020	2019	2018
(Loss) Income for the year
Canadian	$(519)	$(7,013)	$3,440
Foreign	(6,326)	(12,628)	1,383

	$(6,845)	$(19,641)	$4,823

Year ended December 31	2020	2019	2018
Canadian federal and provincial income taxes at 27% (2019 – 27%; 2018 – 27%)	$1,848	$5,303	$(1,302)
Permanent differences and other items	(159)	(330)	26
Foreign tax rate in foreign jurisdictions	(1,551)	(1,308)	85
Change in unrecognized deferred tax assets	(138)	(3,810)	294

	—	$(145)	$(897)

The foreign tax rate differential is the difference between the Canadian federal and provincial statutory income tax rate and the tax rates in Barbados (2.50%), Mauritius (15.00%), Ireland (12.50%) and the United States (21.00%) that is applicable to income or losses incurred by the Company’s subsidiaries.

At December 31, 2020, the Company has the following Canadian losses available for application in future years:

2037	$5,276

2040	2,666

$7,942

At December 31, 2020, the Company has the following Barbados losses available for application in future years:

2022	$1,249
2028	2,355
2029	4,842

$8,446